Property and Equipment	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

5.   Property and Equipment

Property and equipment, net, consists of:

	December 31,	September 30,
	2016	2016
Laboratory equipment	$11,486,716	$11,452,858
Leasehold improvements	10,031,739	10,031,739
Computer software and hardware	471,152	421,206
Construction in progress	1,083,032	1,014,690
	23,072,639	22,920,493
Less: accumulated depreciation and amortization	(6,631,720)	(5,961,940)
	$16,440,919	$16,958,553

Depreciation and amortization expense was $669,780 and $593,977 for the three months ended December 31, 2016 and 2015, respectively.

At December 31, 2016 and September 30, 2016, $3,692,913 and $3,630,683 represents laboratory equipment under capital leases. The term of the leases are between 22 and 36 months and qualify as capital leases. The leases bear interest between 5.0% and 19.4%. At December 31, 2016 and September 30, 2016, $813,200 and $732,002, respectively, of accumulated amortization related to this leased equipment has been recognized.

5.     Property and Equipment

Property and equipment, net, consists of:
	September 30,
	2016	2015
Laboratory equipment	$11,452,858	$10,936,364
Leasehold improvements	10,031,739	9,889,521
Computer software and hardware	421,206	402,075
Construction in progress	1,014,690	175,425
	22,920,493	21,403,385
Less: accumulated depreciation and amortization	(5,961,940)	(3,643,447)
	$16,958,553	$17,759,938

Depreciation and amortization expense for the years ended September 30, 2016 and 2015 was $2,394,279 and $1,824,600, respectively.
At September 30, 2016 and 2015, $3,630,683 and $3,530,301, respectively represents laboratory equipment under capital leases. The term of the leases are between 22 and 36 months and qualify as capital leases. The leases bear interest between 5.0 % and 19.4%. At September 30, 2016 and 2015, $732,002 and $407,210, respectively, of accumulated depreciation related to this leased equipment has been recognized.
The following is a schedule of future minimum lease payments under capital leases as of September 30, 2016:
2017	$1,093,624
2018	341,740
1,435,364
Less: amounts representing interest	(137,379)
Less: current portion	(977,248)
Capital lease obligations, excluding current portion	$320,737